Share based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2023
Share based compensation expenses
Schedule of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business

	Options	Weighted Average	Weighted Average Remaining	Average
	Outstanding	Exercise Price US$	Contractual Life (In years)	Intrinsic Value
Outstanding as of December 31, 2022	51,310	1.00	2.45	—
Granted	—	—	—	—
Exercised	(19,988)	1.00	—	—
Forfeited	(5,000)	1.00	—	—
Outstanding as of December 31, 2023	26,322	1.00	1.22	—
Vested and exercisable as of December 31, 2023	26,322	1.00	1.22	—

Schedule of activities of the total restricted ordinary shares

		Weighted-Average
		Grant Date Fair Value
	Number of shares	(in US$)
Unvested at December 31, 2022	11,217	0.42
Vested	(6,730)	0.42
Forfeited	(4,487)	0.42
Unvested at December 31, 2023	—	—

Jimu Parent
Share based compensation expenses
Schedule of estimated fair value of option granted

			Weighted Average
		Weighted-Average	Remaining	Average
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price US$	Life (In years)	Value
Outstanding as of December 31, 2022	2,035,145	0.2966	6.90	18
Exercised	(24,920)	0.0001	—	6
Forfeited	(48,475)	0.2494	—	—
Outstanding as of December 31, 2023	1,961,750	0.3015	5.95	39
Vested and Exercisable as of December 31, 2023	1,961,750	0.3015	5.95	39